Material Accounting Policy Information (Details)					12 Months Ended
	Apr. 22, 2026 USD ($) shares	Apr. 08, 2026 shares	Dec. 24, 2024 MYR (RM) shares	Dec. 10, 2024 MYR (RM) shares	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 16, 2024 MYR (RM) shares	Jul. 15, 2024
Material Accounting Policy Information [Line Items]
Net loss (in Ringgits)					RM (83,836,915)	$ (20,548,263)	RM (71,369,819)	RM (54,688,834)
Cash and bank balance (in Ringgits)					31,218,867		32,636,917		$ 7,651,683
Current liabilities (in Ringgits)					RM 9,173,367		9,769,577		$ 2,248,373
Percentage of share capital											100.00%
Additional ordinary shares (in Shares) | shares		10		1
Cash consideration (in Ringgits) | $	$ 1
Number of ordinary shares (in Shares) | shares	100
Expected year term					1 year	1 year
Equity interest percentage		100.00%
Paid-up share capital (percentage)	100.00%
Subsidiary amount | RM
Cash and Bank Balance [Member]
Material Accounting Policy Information [Line Items]
Current liabilities (in Ringgits) | RM					RM 9,200,000
ARB AI Agro [Member]
Material Accounting Policy Information [Line Items]
Cash consideration (in Ringgits) | RM				RM 8,979,999
Shares interest				100.00%
ARB Agro Tech [Member]
Material Accounting Policy Information [Line Items]
Cash consideration (in Ringgits) | RM				RM 35,016,000
Shares interest				100.00%
Number of ordinary shares (in Shares) | shares				(10)
Percentage of equity interest				0.99%
ARB R&D [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares				8
Cash consideration (in Ringgits) | RM				RM 570,000
Shares interest				100.00%
ARB Innovation [Member]
Material Accounting Policy Information [Line Items]
Cash consideration (in Ringgits) | RM										RM 57,630,648
Shares interest										100.00%
Number of ordinary shares (in Shares) | shares										1
Percentage of equity interest										10.00%
ARB Lab [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares				8
Cash consideration (in Ringgits) | RM				RM 590,000
Shares interest				100.00%
ARB R&D One [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares			1
Cash consideration (in Ringgits) | RM			RM 8,000,000
Shares interest			100.00%
Percentage of equity interest			10.00%
ARB Robotic [Member]
Material Accounting Policy Information [Line Items]
Additional ordinary shares (in Shares) | shares				1
Cash consideration (in Ringgits) | RM				RM 9,379,900
Shares interest				100.00%
ARB Intelligence [Member]
Material Accounting Policy Information [Line Items]
Cash consideration (in Ringgits) | RM				RM 53,045,000
Shares interest				100.00%
Number of ordinary shares (in Shares) | shares				(10)
Percentage of equity interest				0.99%
ARB Innovation Sd [Member]
Material Accounting Policy Information [Line Items]
Expected year term					1 year	1 year
ARB Synergy [Member]
Material Accounting Policy Information [Line Items]
Paid-up share capital (percentage)	100.00%
ARB Databook [Member]
Material Accounting Policy Information [Line Items]
Number of ordinary shares (in Shares) | shares	100